Submission	Sep. 20, 2024
Submission [Line Items]
Central Index Key	0001045520
Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES